INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Finance results (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Financial costs
Interest expenses with the Parents (Note 15)			$ (255,816)	$ (426,667)
Interest expenses			(16,656,789)	(15,578,825)
Financial commissions			(1,800,597)	(2,022,431)
Financial costs			(18,713,202)	(18,027,923)
Other financial results
Exchange differences generated by assets			(17,368,288)	(16,859,096)
Exchange differences generated by liabilities			25,808,288	11,615,309
Changes in fair value of financial assets or liabilities and other financial results			(9,928,530)	(2,926,589)
Net gain of inflation effect on monetary items			1,008,343	591,976
Other financial results	$ 2,856,009	$ (2,089,237)	$ (480,187)	$ (7,578,400)